Subsequent Events (Details) - Subsequent Event [Member] ¥ in Thousands, $ in Thousands	Nov. 22, 2023 JPY (¥) shares	Nov. 22, 2023 USD ($) shares
Subsequent Events (Details) [Line Items]
Company issued shares	162,600	162,600
Exercise of stock value	¥ 29,814	$ 197